LIABILITY FOR SALE OF FUTURE REVENUES (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS
Future revenues amortization discount interest expense		$ 2,719
Interest expenses						$ 132,922	$ 6,851
Unamortized discount						2,718	135,641
Outstanding gross balance						10,904	539,742
Total revenue received	$ 6,257,882		$ 1,992,167	$ 13,803,321	$ 6,158,704	8,502,892	5,997,987
Repayment						567,001
Initial discount				$ 2,503,160	$ 1,029,882	$ 1,840,745	$ 39,372